INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2019
Income Taxes
Schedule of reconciliation of income taxes

	2019	2018	2017

Expected income tax recovery (expense)	$(110,000)	$(982,000)	$145,000
Permanent differences	(113,000)	100,000	(46,000)
Changes in timing differences and other	336,000	459,000	(11,000)
Effect of foreign exchange changes on U.S. loss carry-forwards	(17,000)	(52,000)	(412,000)
Expired losses	-	-	-
Changes in unrecognized deferred income tax assets	200,000	(758,000)	(108,000)
Adjustments due to effective tax rate attributable to U.S. tax on subsidiaries	-	(517,000)	9,000
Total deferred and current income tax recovery (expense)	$296,000	$(1,750,000)	$(423,000)

Schedule of potential deferred income tax assets and liabilities

	January 31, 2019	January 31, 2018
Non-capital losses carried forward	$-	$-
Reclamation provision	-	-
Exploration and evaluation assets	(55,000)	(42,000)
Equipment and other	-	-
Net deferred income tax assets (liabilities)	$(55,000)	$(42,000)

Unrecognized deductible temporary differences and tax losses

	January 31, 2019	January 31, 2018
Non-capital losses carried forward	$2,539,000	$2,741,000
Equipment and other	4,000	2,000
Investments	-	-
Exploration and evaluation assets	734,000	734,000
Unrecognized deductible temporary differences	$3,277,000	$3,477,000